Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Warrants	Contributed Surplus	Convertible Notes-Equity Components	Contingent Consideration	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest
Beginning balance at Feb. 28, 2018	$ 13,710	$ 25,769		$ 4,551			$ (16,610)
Net loss	(56,526)						(56,526)
Share issuances	20,452	20,452
Shares issued to related parties	16,474	16,474
Share issuance costs	(310)	(310)
Share repurchase	(16,565)	(827)					(15,738)
Fair value allocated to warrants		(3,108)	$ 3,108
Warrants exercised	2,182	2,182
Share-based compensation	7,410	521		6,889
Employee warrants exercised	2,033	3,980		(1,947)
Equity component of convertible notes	3,232				$ 3,232
Ending balance at Dec. 31, 2018	(7,908)	65,133	3,108	9,493	3,232		(88,874)
Net loss	(271,629)						(271,464)		$ (165)
Other comprehensive income	6,866							$ 6,866
Share issuances	198,378	198,378
Shares issued to related parties	69,293	63,460	5,833
Share issuance costs	(12,770)	(12,770)
Business acquisitions	47,007	39,849				$ 2,279			4,879
Convertible debt - conversions	117,025	113,526	6,731		$ (3,232)
Warrants reclassified from liability	16,091		16,091
Warrants exercised	17,950	21,882	(3,932)
Share-based compensation	39,524	2,515		37,009
Employee warrants exercised	1,371	17,681		(16,310)
Ending balance at Dec. 31, 2019	221,198	509,654	27,831	30,192		2,279	(360,338)	6,866	4,714
Net loss	(239,944)						(239,683)		(261)
Other comprehensive income	600							600
Share issuances	176,931	176,931
Share issuance costs	(5,593)	(5,593)
Convertible debt - conversions	63,002	63,002
Derivative warrants exercised	55,912	55,912
Warrants issued	306		306
Warrants expired			(21,999)	21,999
Dispositions	(10,457)	(38,447)					35,456	$ (7,466)
Share-based compensation	7,740	52		7,688
Employee warrants exercised		535		(535)
Ending balance at Dec. 31, 2020	$ 269,695	$ 762,046	$ 6,138	$ 59,344		$ 2,279	$ (564,565)		$ 4,453